Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Finite And Indefinite Lived Intangible Assets [Line Items]
Other changes	$ 26,663,000	$ (4,863,000)
Intangible asset amortization expense	72,400,000	74,400,000	73,000,000
Future amortization expense, in 2015	73,200,000			73,200,000
Future amortization expense, in 2016	71,500,000			71,500,000
Future amortization expense, in 2017	69,800,000			69,800,000
Future amortization expense, in 2018	66,100,000			66,100,000
Future amortization expense, in 2019	63,300,000			63,300,000
Impairment of goodwill	0	0	0
Increase in Goodwill Due to Correction of Deferred Tax [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Other changes				$ 26,400,000
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	22 years